Significant Accounting Policies - Summary of Depreciation Periods of Property, Plant, and Equipment Item (Detail)	12 Months Ended
Dec. 31, 2018
Industrial [member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Useful economic lives estimates	P1Y
Industrial [member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Useful economic lives estimates	P5Y
Fixtures and fittings [member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Useful economic lives estimates	P3Y
Fixtures and fittings [member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Useful economic lives estimates	P10Y
Office equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Useful economic lives estimates	P3Y
Furniture [member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Useful economic lives estimates	P3Y
Furniture [member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Useful economic lives estimates	P5Y